John Hancock
Global Shareholder Yield Fund
Quarterly portfolio holdings 12/31/2024

Fund’s investments
As of 12-31-24 (unaudited)
	Shares	Value
Common stocks 99.2%		$1,210,697,234
(Cost $878,401,560)
Austria 1.4%		16,861,644
BAWAG Group AG (A)(B)	200,173	16,861,644
Canada 5.8%		70,233,852
BCE, Inc.	268,526	6,224,416
Enbridge, Inc.	270,325	11,473,462
Great-West Lifeco, Inc.	242,060	8,027,410
Nutrien, Ltd. (New York Stock Exchange)	194,006	8,681,769
Restaurant Brands International, Inc.	222,786	14,521,191
Rogers Communications, Inc., Class B	226,542	6,964,340
Royal Bank of Canada	66,553	8,024,603
TELUS Corp.	465,874	6,316,661
France 6.3%		76,777,388
AXA SA	530,372	18,875,765
Cie Generale des Etablissements Michelin SCA	235,121	7,736,772
Orange SA	1,143,227	11,406,931
Sanofi SA	162,657	15,812,029
TotalEnergies SE	295,507	16,464,149
Vinci SA	62,956	6,481,742
Germany 4.8%		58,003,955
Allianz SE	45,482	13,979,501
Deutsche Post AG	289,598	10,223,510
Deutsche Telekom AG	498,527	14,937,425
Muenchener Rueckversicherungs-Gesellschaft AG	17,987	9,092,715
Siemens AG	50,108	9,770,804
Hong Kong 0.5%		6,645,585
AIA Group, Ltd.	925,200	6,645,585
Italy 1.0%		12,120,658
Snam SpA	2,734,338	12,120,658
Japan 1.8%		22,378,567
Astellas Pharma, Inc.	659,100	6,400,341
NHK Spring Company, Ltd.	630,600	7,890,871
Toyota Motor Corp.	414,200	8,087,355
South Korea 1.3%		16,288,203
Samsung Electronics Company, Ltd., GDR (A)	8,131	7,342,896
SK Telecom Company, Ltd.	238,719	8,945,307
Switzerland 2.4%		29,929,523
Nestle SA	85,427	7,008,705
Novartis AG	161,629	15,735,763
Roche Holding AG	25,697	7,185,055
Taiwan 1.5%		18,066,188
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	91,479	18,066,188
United Kingdom 9.5%		116,091,280
AstraZeneca PLC, ADR	115,890	7,593,113
BAE Systems PLC	520,093	7,460,842
British American Tobacco PLC	359,491	12,972,070
Coca-Cola Europacific Partners PLC	187,582	14,408,173
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
GSK PLC	573,541	$9,674,025
Imperial Brands PLC	694,313	22,203,230
Lloyds Banking Group PLC	10,156,441	6,936,089
National Grid PLC	742,879	8,825,546
Schroders PLC	1,874,543	7,577,104
Segro PLC	800,742	7,023,328
Unilever PLC	200,945	11,417,760
United States 62.9%		767,300,391
AbbVie, Inc.	125,397	22,283,047
American Electric Power Company, Inc.	121,029	11,162,505
Analog Devices, Inc.	75,546	16,050,503
Apple, Inc.	31,350	7,850,667
AT&T, Inc.	698,681	15,908,966
Bank of America Corp.	190,666	8,379,771
Best Buy Company, Inc.	84,798	7,275,668
Bristol-Myers Squibb Company	165,998	9,388,847
Broadcom, Inc.	133,108	30,859,759
Chevron Corp.	49,080	7,108,747
Cisco Systems, Inc.	369,612	21,881,030
Columbia Banking System, Inc.	339,705	9,175,432
Cummins, Inc.	39,829	13,884,389
CVS Health Corp.	179,617	8,063,007
Dell Technologies, Inc., Class C	100,986	11,637,627
Dow, Inc.	293,709	11,786,542
Duke Energy Corp.	71,435	7,696,407
Emerson Electric Company	67,324	8,343,463
Entergy Corp.	142,357	10,793,508
Enterprise Products Partners LP	558,123	17,502,737
Essential Utilities, Inc.	193,965	7,044,809
Hasbro, Inc.	171,651	9,597,007
Hewlett Packard Enterprise Company	864,039	18,447,233
IBM Corp.	128,779	28,309,488
Iron Mountain, Inc.	107,153	11,262,852
Johnson & Johnson	44,455	6,429,082
JPMorgan Chase & Co.	44,455	10,656,308
KLA Corp.	14,904	9,391,308
Lazard, Inc.	309,126	15,913,806
Linde PLC	15,161	6,347,456
Lockheed Martin Corp.	13,363	6,493,616
LyondellBasell Industries NV, Class A	178,332	13,244,718
McDonald’s Corp.	23,897	6,927,501
Medtronic PLC	120,259	9,606,289
Merck & Company, Inc.	65,268	6,492,861
Meta Platforms, Inc., Class A	15,078	8,828,320
MetLife, Inc.	169,338	13,865,395
Microsoft Corp.	65,859	27,759,569
Mondelez International, Inc., Class A	127,197	7,597,477
MPLX LP	379,534	18,164,497
MSC Industrial Direct Company, Inc., Class A	154,434	11,534,675
NetApp, Inc.	86,853	10,081,896
NextEra Energy, Inc.	151,094	10,831,929
NiSource, Inc.	275,979	10,144,988
Omnicom Group, Inc.	86,853	7,472,832
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Paychex, Inc.	51,906	$7,278,259
PepsiCo, Inc.	43,980	6,687,599
Pfizer, Inc.	300,133	7,962,528
Philip Morris International, Inc.	172,679	20,781,918
Pinnacle West Capital Corp.	90,450	7,667,447
Realty Income Corp.	168,824	9,016,890
Regions Financial Corp.	332,253	7,814,591
RTX Corp.	58,331	6,750,063
Salesforce, Inc.	45,613	15,249,794
Texas Instruments, Inc.	71,949	13,491,157
The Coca-Cola Company	112,211	6,986,257
The Home Depot, Inc.	17,987	6,996,763
The PNC Financial Services Group, Inc.	45,739	8,820,766
The Williams Companies, Inc.	206,083	11,153,212
Truist Financial Corp.	195,292	8,471,767
U.S. Bancorp	220,473	10,545,224
United Parcel Service, Inc., Class B	90,965	11,470,687
Vail Resorts, Inc.	52,164	9,778,142
Verizon Communications, Inc.	317,863	12,711,341
VICI Properties, Inc.	426,816	12,467,295
Walmart, Inc.	88,138	7,963,268
WEC Energy Group, Inc.	82,485	7,756,889

Total investments (Cost $878,401,560) 99.2%	$1,210,697,234
Other assets and liabilities, net 0.8%	9,848,115
Total net assets 100.0%	$1,220,545,349

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 12-31-24:
Information technology	19.4%
Financials	15.5%
Health care	10.9%
Consumer staples	9.7%
Communication services	8.2%
Industrials	8.2%
Utilities	7.7%
Energy	6.7%
Consumer discretionary	6.4%
Materials	3.3%
Real estate	3.2%
Other assets and liabilities, net	0.8%
TOTAL	100.0%
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2024, by major security category or type:
	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$16,861,644	—	$16,861,644	—
Canada	70,233,852	$70,233,852	—	—
France	76,777,388	—	76,777,388	—
Germany	58,003,955	—	58,003,955	—
Hong Kong	6,645,585	—	6,645,585	—
Italy	12,120,658	—	12,120,658	—
Japan	22,378,567	—	22,378,567	—
South Korea	16,288,203	—	16,288,203	—
Switzerland	29,929,523	—	29,929,523	—
Taiwan	18,066,188	18,066,188	—	—
United Kingdom	116,091,280	22,001,286	94,089,994	—
United States	767,300,391	767,300,391	—	—
Total investments in securities	$1,210,697,234	$877,601,717	$333,095,517	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$115,038,849	$(115,046,581)	$7,732	—	$30,844	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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